Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases (Details)	Jun. 30, 2025 USD ($)
Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases [Line Items]
Future minimum lease payments	$ 43,692
Within 1 year [Member]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases [Line Items]
Future minimum lease payments	21,846
1-2 years [Member]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases [Line Items]
Future minimum lease payments	$ 21,846